Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Geographic allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities

	Billions of yen
	March 31, 2010
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,756	¥1,635	¥2,270	¥232	¥6,893
	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Translation into billions of U.S. dollars
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$34	$14	$32	$5	$85

(1)	Other than above, there were ¥187 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2010 and ¥410 billion ($4.95 billion) as of March 31, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis

	Billions of yen
	March 31, 2010
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2010
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥830	¥1,068	¥164	¥—	¥2,062
Private equity(3)	1	0	325	—	326
Japanese government securities	2,650	—	—	—	2,650
Japanese agency and municipal securities	104	2	0	—	106
Foreign government, agency and municipal securities	3,075	1,040	22	—	4,137
Bank and corporate debt securities and loans for trading purposes	165	1,599	131	—	1,895
Commercial mortgage-backed securities ("CMBS")	—	110	27	—	137
Residential mortgage-backed securities ("RMBS")	0	1,015	4	—	1,019
Mortgage and other mortgage-backed securities	—	47	117	—	164
Collateralized debt obligations ("CDO")	1	32	43	—	76
Investment trust funds and other	29	53	10	—	92

Total cash instruments	6,855	4,966	843	—	12,664

Derivatives(4):
Equity contracts	851	650	61	—	1,562
Interest rate contracts	3	11,849	172	—	12,024
Credit contracts	0	1,751	302	—	2,053
Foreign exchange contracts	—	701	14	—	715
Commodity contracts	6	24	2	—	32
Netting	—	—	—	(14,350)	(14,350)

Total derivatives	860	14,975	551	(14,350)	2,036

Sub Total	¥7,715	¥19,941	¥1,394	¥(14,350)	¥14,700

Loans and receivables(5)	8	674	10	—	692
Other assets	383	26	38	—	447

Total	¥8,106	¥20,641	¥1,442	¥(14,350)	¥15,839

Liabilities:
Trading liabilities
Equities	¥1,366	¥196	¥0	¥—	¥1,562
Japanese government securities	1,616	—	—	—	1,616
Foreign government, agency and municipal securities	2,334	426	—	—	2,760
Bank and corporate debt securities	—	257	0	—	257
Residential mortgage-backed securities ("RMBS")	—	2	—	—	2

Total cash instruments	5,316	881	0	—	6,197

Derivatives(4):
Equity contracts	941	790	29	—	1,760
Interest rate contracts	3	11,742	163	—	11,908
Credit contracts	0	1,660	360	—	2,020
Foreign exchange contracts	—	765	16	—	781
Commodity contracts	5	25	2	—	32
Netting	—	—	—	(14,341)	(14,341)

Total derivatives	949	14,982	570	(14,341)	2,160

Sub Total	¥6,265	¥15,863	¥570	¥(14,341)	¥8,357

Short-term borrowings(7)	—	101	9	—	110
Payables and deposits(8)	—	0	(0)	—	0
Long-term borrowings(7)(9)(10)	91	1,521	(127)	—	1,485
Other liabilities	3	3	—	—	6

Total	¥6,359	¥17,488	¥452	¥(14,341)	¥9,958

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities ("CMBS")	—	171	28	—	199
Residential mortgage-backed securities ("RMBS")	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations ("CDO")	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivatives(4):
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivatives	698	15,664	557	(15,428)	1,491

Sub Total	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(5)	—	543	11	—	554
Collateralized agreements(6)	—	904	—	—	904
Other assets	634	79	25	—	738

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	0	—	—	0
Collateralized debt obligations ("CDO")	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivatives(4):
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivatives	757	15,903	573	(15,577)	1,656

Sub Total	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(7)	—	182	1	—	183
Payables and deposits(8)	—	0	1	—	1
Collateralized financing(6)	—	332	—	—	332
Long-term borrowings(7)(9)(10)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Translation into billions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	$11.50	$14.87	$1.46	$—	$27.83
Private equity(3)	—	—	3.50	—	3.50
Japanese government securities	32.18	—	—	—	32.18
Japanese agency and municipal securities	—	1.92	—	—	1.92
Foreign government, agency and municipal securities	40.87	9.53	0.28	—	50.68
Bank and corporate debt securities and loans for trading purposes	—	18.94	0.61	—	19.55
Commercial mortgage-backed securities ("CMBS")	—	2.06	0.34	—	2.40
Residential mortgage-backed securities ("RMBS")	—	23.72	0.04	—	23.76
Mortgage and other mortgage-backed securities	—	0.02	1.55	—	1.57
Collateralized debt obligations ("CDO")	—	0.87	0.41	—	1.28
Investment trust funds and other	1.03	0.35	0.12	—	1.50

Total cash instruments	85.58	72.28	8.31	—	166.17

Derivatives(4):
Equity contracts	7.89	8.71	1.18	—	17.78
Interest rate contracts	0.19	141.98	2.45	—	144.62
Credit contracts	—	22.51	2.45	—	24.96
Foreign exchange contracts	0.00	15.30	0.59	—	15.89
Commodity contracts	0.35	0.77	0.05	—	1.17
Netting	—	—	—	(186.42)	(186.42)

Total derivatives	8.43	189.27	6.72	(186.42)	18.00

Sub Total	$94.01	$261.55	$15.03	$(186.42)	$184.17

Loans and receivables(5)	—	6.56	0.14	—	6.70
Collateralized agreements(6)	—	10.92	—	—	10.92
Other assets	7.66	0.96	0.30	—	8.92

Total	$101.67	$279.99	$15.47	$(186.42)	$210.71

Liabilities:
Trading liabilities
Equities	$17.45	$1.10	$—	$—	$18.55
Japanese government securities	19.19	—	—	—	19.19
Japanese agency and municipal securities	—	0.02	—	—	0.02
Foreign government, agency and municipal securities	36.46	6.16	—	—	42.62
Bank and corporate debt securities	—	3.82	—	—	3.82
Commercial mortgage-backed securities ("CMBS")	—	0.01	—	—	0.01
Residential mortgage-backed securities ("RMBS")	—	0.00	—	—	0.00
Collateralized debt obligations ("CDO")	—	0.00	—	—	0.00
Investment trust funds and other	0.77	—	—	—	0.77

Total cash instruments	73.87	11.11	—	—	84.98

Derivatives(4):
Equity contracts	8.74	9.47	0.85	—	19.06
Interest rate contracts	0.18	143.32	2.32	—	145.82
Credit contracts	—	22.17	3.12	—	25.29
Foreign exchange contracts	0.00	16.20	0.57	—	16.77
Commodity contracts	0.23	0.99	0.07	—	1.29
Netting	—	—	—	(188.22)	(188.22)

Total derivatives	9.15	192.15	6.93	(188.22)	20.01

Sub Total	$83.02	$203.26	$6.93	$(188.22)	$104.99

Short-term borrowings(7)	—	2.21	0.01	—	2.22
Payables and deposits(8)	—	0.00	0.01	—	0.01
Collateralized financing(6)	—	4.01	—	—	4.01
Long-term borrowings(7)(9)(10)	1.52	20.09	1.74	—	23.35
Other liabilities	0.53	—	—	—	0.53

Total	$85.07	$229.57	$8.69	$(188.22)	$135.11

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(5)	Includes loans elected for the fair value option.
(6)	Includes collateralized agreements or collateralized financing elected for the fair value option.
(7)	Includes structured notes elected for the fair value option.
(8)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(9)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(10)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Increases and Decreases of Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gains/Losses Included in Revenue

	Billions of yen
		Year ended March 31, 2010
	Balance as of April 1, 2009	Unrealized and realized gains/losses included in revenue					Purchases (issuances) / sales (redemption), and settlement(2)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2010
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥284	¥(13)	¥—	¥—	¥(1)	¥(14)	¥(31)	¥(75)	¥164
Private equity	322	—	—	10	—	10	(7)	—	325
Japanese agency and municipal securities	0	0	—	—	—	0	0	—	0
Foreign government, agency and municipal securities	34	3	—	—	—	3	(11)	(4)	22
Bank and corporate debt securities and loans for trading purposes	485	0	—	—	0	0	(176)	(178)	131
Commercial mortgage-backed securities ("CMBS")	12	(13)	—	—	—	(13)	83	(55)	27
Residential mortgage-backed securities ("RMBS")	12	(0)	—	—	—	(0)	(10)	2	4
Mortgage and other mortgage-backed securities	234	9	—	—	—	9	(126)	0	117
Collateralized debt obligations ("CDO")	17	2	—	—	—	2	24	(0)	43
Investment trust funds and other	5	0	—	—	—	0	4	1	10

Total cash instruments	1,405	(12)	—	10	(1)	(3)	(250)	(309)	843

Derivatives, net(5)
Equity contract	0	9	—	—	—	9	25	(2)	32
Interest rate contracts	63	(36)	—	—	—	(36)	(9)	(9)	9
Credit contracts	196	(140)	—	—	—	(140)	(66)	(48)	(58)
Foreign exchange contracts	(2)	2	—	—	—	2	(4)	2	(2)
Commodity contracts	10	(5)	—	—	—	(5)	(6)	1	(0)

Total derivatives, net	267	(170)	—	—	—	(170)	(60)	(56)	(19)

Sub Total	¥1,672	¥(182)	¥—	¥10	¥(1)	¥(173)	¥(310)	¥(365)	¥824

Loans and receivables	4	1	—	—	—	1	(0)	5	10
Other assets	50	(1)	(1)	—	—	(2)	(10)	(0)	38

Total	¥1,726	¥(182)	¥(1)	¥10	¥(1)	¥(174)	¥(320)	¥(360)	¥872

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(1)	¥0
Bank and corporate debt securities	(0)	(0)	—	—	—	(0)	(0)	(0)	0

Sub Total	¥1	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(1)	¥0

Short-term borrowings	8	7	—	—	—	7	11	(3)	9
Payables and deposits	(1)	(1)	—	—	—	(1)	(0)	(0)	(0)
Long-term borrowings	(81)	52	—	—	—	52	149	(143)	(127)

Total	¥(73)	¥58	¥—	¥—	¥—	¥58	¥160	¥(147)	¥(118)

	Billions of yen
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue					Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2011
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥164	¥(1)	¥—	¥—	¥(1)	¥(2)	¥(33)	¥(8)	¥121
Private equity	325	—	—	19	0	19	(55)	—	289
Japanese agency and municipal securities	0	0	—	—	—	0	3	(3)	—
Foreign government, agency and municipal securities	22	6	—	—	—	6	5	(10)	23
Bank and corporate debt securities and loans for trading purposes	131	8	—	—	0	8	(37)	(51)	51
Commercial mortgage-backed securities ("CMBS")	27	6	—	—	—	6	5	(10)	28
Residential mortgage-backed securities ("RMBS")	4	1	—	—	—	1	(2)	0	3
Mortgage and other mortgage-backed securities	117	0	—	—	—	0	9	2	128
Collateralized debt obligations ("CDO")	43	1	—	—	—	1	(10)	0	34
Investment trust funds and other	10	0	—	—	—	0	(0)	—	10

Total cash instruments	843	21	—	19	(1)	39	(115)	(80)	687

Derivatives, net(5)
Equity contract	32	30	—	—	—	30	(39)	5	28
Interest rate contracts	9	80	—	—	—	80	(71)	(7)	11
Credit contracts	(58)	(51)	—	—	—	(51)	50	4	(55)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(1)	7	2
Commodity contracts	(0)	(6)	—	—	—	(6)	3	1	(2)

Total derivatives, net	(19)	51	—	—	—	51	(58)	10	(16)

Sub Total	¥824	¥72	¥—	¥19	¥(1)	¥90	¥(173)	¥(70)	¥671

Loans and receivables	10	0	—	—	—	0	7	(6)	11
Other assets	38	(0)	1	—	—	1	(1)	(13)	25

Total	¥872	¥72	¥1	¥19	¥(1)	¥91	¥(167)	¥(89)	¥707

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥—
Foreign government, agency and municipal securities	—	0	—	—	—	0	0	(0)	—
Bank and corporate debt securities	0	0	—	—	—	0	(0)	(0)	—

Sub Total	¥0	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(0)	¥—

Short-term borrowings	9	1	—	—	—	1	(6)	(1)	1
Payables and deposits	(0)	0	—	—	—	0	1	(0)	1
Long-term borrowings	(127)	49	—	—	—	49	295	25	144

Total	¥(118)	¥50	¥—	¥—	¥—	¥50	¥290	¥24	¥146

	Translation into billions of U.S. dollars
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue						Net transfers in /(out of) Level 3(4)	Balance as of March 31, 2011
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains /(losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)
Assets:
Trading assets and private equity investments
Equities	$1.98	$(0.01)	$—	$—	$(0.01)	$(0.02)	$(0.40)	$(0.10)	$1.46
Private equity	3.93	—	—	0.23	0.00	0.23	(0.66)	—	3.50
Japanese agency and municipal securities	0.00	0.00	—	—	—	0.00	0.04	(0.04)	—
Foreign government, agency and municipal securities	0.27	0.07	—	—	—	0.07	0.06	(0.12)	0.28
Bank and corporate debt securities and loans for trading purposes	1.58	0.10	—	—	0.00	0.10	(0.45)	(0.62)	0.61
Commercial mortgage-backed securities ("CMBS")	0.33	0.07	—	—	—	0.07	0.06	(0.12)	0.34
Residential mortgage-backed securities ("RMBS")	0.05	0.01	—	—	—	0.01	(0.02)	0.00	0.04
Mortgage and other mortgage-backed securities	1.41	0.00	—	—	—	0.00	0.12	0.02	1.55
Collateralized debt obligations ("CDO")	0.52	0.01	—	—	—	0.01	(0.12)	0.00	0.41
Investment trust funds and other	0.12	0.00	—	—	—	0.00	(0.00)	—	0.12

Total cash instruments	10.19	0.25	—	0.23	(0.01)	0.47	(1.37)	(0.98)	8.31

Derivatives, net(5)
Equity contract	0.39	0.36	—	—	—	0.36	(0.48)	0.06	0.33
Interest rate contracts	0.11	0.97	—	—	—	0.97	(0.87)	(0.08)	0.13
Credit contracts	(0.70)	(0.62)	—	—	—	(0.62)	0.60	0.05	(0.67)
Foreign exchange contracts	(0.02)	(0.02)	—	—	—	(0.02)	(0.01)	0.07	0.02
Commodity contracts	(0.00)	(0.07)	—	—	—	(0.07)	0.04	0.01	(0.02)

Total derivatives, net	(0.22)	0.62	—	—	—	0.62	(0.72)	0.11	(0.21)

Sub Total	$9.97	$0.87	$—	$0.23	$(0.01)	$1.09	$(2.09)	$(0.87)	$8.10

Loans and receivables	0.12	0.00	—	—	—	0.00	0.08	(0.06)	0.14
Other assets	0.46	(0.00)	0.01	—	—	0.01	(0.01)	(0.16)	0.30

Total	$10.55	$0.87	$0.01	$0.23	$(0.01)	$1.10	$(2.02)	$(1.09)	$8.54

Liabilities:
Trading liabilities
Equities	$0.00	$(0.00)	—	$—	$—	$(0.00)	$0.00	$(0.00)	$—
Foreign government, agency and municipal securities	—	0.00	—	—	—	0.00	0.00	(0.00)	—
Bank and corporate debt securities	0.00	0.00	—	—	—	0.00	(0.00)	(0.00)	—

Sub Total	$0.00	$0.00	$—	$—	$—	$0.00	$(0.00)	$(0.00)	$—

Short-term borrowings	0.10	0.01	—	—	—	0.01	(0.07)	(0.01)	0.01
Payables and deposits	(0.00)	0.00	—	—	—	0.00	0.01	(0.00)	0.01
Long-term borrowings	(1.53)	0.59	—	—	—	0.59	3.56	0.30	1.74

Total	$(1.43)	$0.60	$—	$—	$—	$0.60	$3.50	$0.29	$1.76

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU 2009-16 and ASU 2009-17.
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy

	Billions of yen
	Year ended March 31, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains /(losses)
Assets:
Trading assets and private equity investments
Equities	¥2	¥—	¥—	¥(1)	¥1
Private equity	—	—	4	—	4
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	(2)	—	—	—	(2)
Bank and corporate debt securities and loans for trading purposes	37	—	—	—	37
Commercial mortgage-backed securities ("CMBS")	2	—	—	—	2
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	(7)	—	—	—	(7)
Collateralized debt obligations ("CDO")	3	—	—	—	3
Investment trust funds and other	1	—	—	—	1

Total cash instruments	36	—	4	(1)	39

Derivatives, net(2):
Equity contracts	40	—	—	—	40
Interest rate contracts	32	—	—	—	32
Credit contracts	(98)	—	—	—	(98)
Foreign exchange contracts	0	—	—	—	0
Commodity contracts	0	—	—	—	0

Total derivatives, net	(26)	—	—	—	(26)

Sub Total	¥10	¥—	¥4	¥(1)	¥13

Loans and receivables	(1)	—	—	—	(1)
Other assets	—	(1)	—	—	(1)

Total	¥9	¥(1)	¥4	¥(1)	¥11

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥(0)	¥—	¥—	¥—	¥(0)

Sub Total	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	6	—	—	—	6
Payables and deposits	(1)	—	—	—	(1)
Long-term borrowings	(66)	—	—	—	(66)

Total	¥(61)	¥—	¥—	¥—	¥(61)

	Billions of yen
	Year ended March 31, 2011
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(7)	¥—	¥—	¥(1)	¥(8)
Private equity	—	—	8	—	8
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	(1)	—	—	—	(1)
Commercial mortgage-backed securities ("CMBS")	9	—	—	—	9
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(5)	—	—	—	(5)
Collateralized debt obligations ("CDO")	(0)	—	—	—	(0)
Investment trust funds and other	0	—	—	—	0

Total cash instruments	(3)	—	8	(1)	4

Derivatives, net(2):
Equity contracts	23	—	—	—	23
Interest rate contracts	91	—	—	—	91
Credit contracts	(28)	—	—	—	(28)
Foreign exchange contracts	(1)	—	—	—	(1)
Commodity contracts	(4)	—	—	—	(4)

Total derivatives, net	81	—	—	—	81

Sub Total	¥78	¥—	¥8	¥(1)	¥85

Loans and receivables	0	—	—	—	0
Other assets	(0)	2	—	—	2

Total	¥78	¥2	¥8	¥(1)	¥87

Liabilities:
Short-term borrowings	0	—	—	—	0
Payables and deposits	0	—	—	—	0
Long-term borrowings	12	—	—	—	12

Total	¥12	¥—	¥—	¥—	¥12

	Translation into billions of dollars
	Year ended March 31, 2011
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	$(0.08)	$—	$—	$(0.01)	$(0.09)
Private equity	—	—	0.10	—	0.10
Foreign government, agency and municipal securities	0.01	—	—	—	0.01
Bank and corporate debt securities and loans for trading purposes	(0.01)	—	—	—	(0.01)
Commercial mortgage-backed securities ("CMBS")	0.11	—	—	—	0.11
Residential mortgage-backed securities ("RMBS")	0.00	—	—	—	0.00
Mortgage and other mortgage-backed securities	(0.06)	—	—	—	(0.06)
Collateralized debt obligations ("CDO")	(0.00)	—	—	—	(0.00)
Investment trust funds and other	0.00	—	—	—	0.00

Total cash instruments	(0.03)	—	0.10	(0.01)	0.06

Derivatives, net(2):
Equity contracts	0.28	—	—	—	0.28
Interest rate contracts	1.10	—	—	—	1.10
Credit contracts	(0.34)	—	—	—	(0.34)
Foreign exchange contracts	(0.01)	—	—	—	(0.01)
Commodity contracts	(0.05)	—	—	—	(0.05)

Total derivatives, net	0.98	—	—	—	0.98

Sub Total	$0.95	$—	$0.10	$(0.01)	$1.04

Loans and receivables	0.00	—	—	—	0.00
Other assets	(0.00)	0.02	—	—	0.02

Total	$0.95	$0.02	$0.10	$(0.01)	$1.06

Liabilities:
Short-term borrowings	0.00	—	—	—	0.00
Payables and deposits	0.00	—	—	—	0.00
Long-term borrowings	0.14	—	—	—	0.14

Total	$0.14	$—	$—	$—	$0.14

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

Information on the Investments where NAV Per Share is Calculated

	Billions of yen
	March 31, 2010
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥156	¥1	Weekly/Monthly	1-90 days
Venture capital funds	2	0	—	—
Private equity funds	59	24	Quarterly	30 days
Real estate funds	12	14	—	—

Total	¥229	¥39

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011
	Fair Value(1)	Unfunded Commitments(2)	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥91	¥0	$1.10	$0.00	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	0.02	0.00	—	—
Private equity funds	64	23	0.77	0.28	Quarterly	30 days
Real estate funds	8	15	0.10	0.18	—	—

Total	¥165	¥38	$1.99	$0.46

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Gains (Losses) Due To Changes in Fair Value for Financial Instruments Measured At Fair Value Using the Fair Value Option

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(1)	¥(4)	$(0.04)
Private equity	(0)	0	0.00
Collateralized agreements(2)	—	6	0.07
Loans and receivables	8	8	0.09

Total	¥7	¥10	$0.12

Liabilities:
Short-term borrowings(3)	¥(3)	¥(7)	$(0.08)
Collateralized financing(2)	—	(0)	(0.00)
Long-term borrowings(3)(4)	(147)	(37)	(0.45)

Total	¥(150)	¥(44)	$(0.53)

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(2)	Includes resale and repurchase agreements elected for the fair value option.
(3)	Includes structured notes and other financial liabilities elected for the fair value option.
(4)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Schedule of Carrying Values and Fair Values or Approximate Fair Values of Loans Receivable

	Billions of yen				Translation into billions of U.S. dollars
	March 31
	2010		2011		2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,306	¥1,299	¥1,268	¥1,265	$15.32	$15.29

Carrying Values and Fair Values or Approximate Fair Values of Long-Term Borrowings

	Billions of yen				Translation into billions of U.S. dollars
	March 31
	2010		2011		2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥7,199	¥6,984	¥8,403	¥8,179	$101.53	$98.83